T. ROWE PRICE SHORT-TERM BOND FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 47.0%
FINANCIAL INSTITUTIONS 16.1%
Banking 11.9%
ABN AMRO Bank, FRN, 3M USD LIBOR + 0.57%, 2.208%,
8/27/21 (1)	13,715	13,804
American Express, 3.00%, 2/22/21	9,080	9,198
Banco Santander, 2.50%, 12/15/20 (1)	13,710	13,735
Banco Santander, FRN, 3M USD LIBOR + 1.12%, 2.968%,
4/12/23	6,400	6,449
Banco Santander Mexico Institucion De Banca Multiple Grupo
Financiero Santand, 4.125%, 11/9/22	7,750	8,070
Bank of America, 2.503%, 10/21/22	5,545	5,633
Bank of America, 2.625%, 4/19/21	7,010	7,098
Bank of America, FRN, 3M USD LIBOR + 0.38%, 2.186%,
1/23/22	6,470	6,488
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.597%,
6/25/22	6,690	6,731
Bank of America, FRN, 3M USD LIBOR + 1.16%, 2.979%,
1/20/23	12,500	12,705
Bank of Montreal, FRN, 3M USD LIBOR + 0.46%, 2.308%,
4/13/21	8,510	8,542
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1)	10,350	10,488
Barclays, FRN, 3M USD LIBOR + 1.625%, 3.459%, 1/10/23	7,520	7,652
Barclays Bank, 2.65%, 1/11/21	7,025	7,084
BB&T, 2.15%, 2/1/21	9,285	9,320
BPCE, FRN, 3M USD LIBOR + 1.22%, 2.903%, 5/22/22 (1)	4,865	4,930
Capital One, 2.15%, 9/6/22	8,840	8,934
Capital One, 2.25%, 9/13/21	1,788	1,806
Capital One Financial, 2.40%, 10/30/20	4,815	4,833
Capital One Financial, 2.50%, 5/12/20	3,115	3,115
Capital One Financial, 3.20%, 1/30/23	5,589	5,816
Capital One Financial, 3.50%, 6/15/23	4,030	4,259
Capital One Financial, 3.90%, 1/29/24	4,115	4,411

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citibank, 2.125%, 10/20/20	705	708
Citibank, VR, 2.844%, 5/20/22 (2)	10,385	10,537
Citigroup, 2.70%, 3/30/21	4,019	4,054
Citigroup, 2.90%, 12/8/21	13,095	13,370
Citigroup, VR, 2.312%, 11/4/22 (2)	9,430	9,530
Citizens Bank, 2.25%, 3/2/20	5,140	5,140
Citizens Bank, 2.25%, 10/30/20	2,430	2,433
Citizens Bank, 2.55%, 5/13/21	5,020	5,073
Citizens Bank, 3.25%, 2/14/22	5,060	5,216
Cooperatieve Rabobank, 3.95%, 11/9/22	11,540	12,126
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 2.821%,
4/24/23 (1)	5,525	5,609
Credit Suisse, 2.10%, 11/12/21	10,525	10,616
Credit Suisse Group Funding Guernsey, 2.75%, 3/26/20	5,055	5,058
Danske Bank, 2.20%, 3/2/20 (1)	13,340	13,340
Danske Bank, 5.00%, 1/12/22 (1)	7,665	8,090
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	10,810	10,966
Deutsche Bank, 2.95%, 8/20/20	6,861	6,902
Deutsche Bank, 3.15%, 1/22/21	9,179	9,237
Deutsche Bank, 3.375%, 5/12/21	905	919
Deutsche Bank, FRN, 3M USD LIBOR + 1.29%, 3.041%, 2/4/21	7,055	7,074
Discover Bank, 3.10%, 6/4/20	6,909	6,926
Discover Bank, 3.20%, 8/9/21	1,975	2,011
Discover Bank, 7.00%, 4/15/20	17,285	17,388
First Niagara Financial Group, 7.25%, 12/15/21	4,150	4,553
Goldman Sachs Group, 5.375%, 3/15/20	3,074	3,077
Goldman Sachs Group, 5.75%, 1/24/22	13,816	14,909
Goldman Sachs Group, 6.00%, 6/15/20	940	952
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 2.557%,
10/31/22	5,200	5,244
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.11%, 2.904%,
4/26/22	9,220	9,310

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
HSBC Holdings, FRN, 3M USD LIBOR + 0.60%, 2.292%,
5/18/21	9,865	9,879
HSBC Holdings, FRN, 3M USD LIBOR + 0.65%, 2.537%,
9/11/21	3,000	3,008
HSBC USA, 2.35%, 3/5/20	7,720	7,720
ING Groep, FRN, 3M USD LIBOR + 1.15%, 3.111%, 3/29/22	6,030	6,114
JPMorgan Chase, 4.25%, 10/15/20	2,872	2,919
JPMorgan Chase, FRN, 3M USD LIBOR + 0.55%, 2.435%,
3/9/21	12,365	12,367
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22	8,685	8,961
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
2.444%, 7/26/21	3,496	3,517
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
2.599%, 2/22/22	7,060	7,124
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.86%,
2.654%, 7/26/23	5,645	5,702
Morgan Stanley, 2.75%, 5/19/22	8,005	8,222
Morgan Stanley, 5.50%, 7/24/20	4,260	4,324
PNC Bank, 2.45%, 11/5/20	6,965	7,011
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.207%, 8/13/21	4,050	4,051
Regions Bank, FRN, 3M USD LIBOR + 0.38%, 2.289%, 4/1/21	10,315	10,316
Santander U. K. , 2.10%, 1/13/23	9,235	9,363
Santander U. K. , 2.125%, 11/3/20	4,985	5,007
Santander U. K. Group Holdings, 2.875%, 10/16/20	5,820	5,862
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 2.969%,
1/20/23 (1)	7,600	7,676
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2)	6,285	6,357
SunTrust Bank, 2.80%, 5/17/22	8,110	8,330
Svenska Handelsbanken, 3.35%, 5/24/21	9,315	9,530
Swedbank, 2.20%, 3/4/20 (1)	15,000	15,000
Swedbank, 2.65%, 3/10/21 (1)	16,118	16,288
Synchrony Bank, 3.00%, 6/15/22	3,013	3,094
Synchrony Financial, 2.85%, 7/25/22	25,375	25,949

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.24%,
2.034%, 1/25/21	12,240	12,255
UBS Group, 3.00%, 4/15/21 (1)	14,810	15,103
UBS Group, FRN, 3M USD LIBOR + 1.22%, 2.903%, 5/23/23 (1)	7,020	7,145
US Bank, FRN, 3M USD LIBOR + 0.32%, 2.114%, 4/26/21	12,770	12,805
Wells Fargo, 2.55%, 12/7/20	715	721
Wells Fargo, 3.50%, 3/8/22	5,370	5,576
Wells Fargo Bank, VR, 2.082%, 9/9/22 (2)	8,065	8,136
Wells Fargo Bank, VR, 3.325%, 7/23/21 (2)	16,650	16,752
		673,653
Brokerage Asset Managers Exchanges 0.1%
Charles Schwab, FRN, 3M USD LIBOR + 0.32%, 2.016%,
5/21/21	8,405	8,424
		8,424
Finance Companies 2.1%
AerCap Ireland Capital, 3.95%, 2/1/22	10,295	10,617
AerCap Ireland Capital, 4.45%, 12/16/21	7,510	7,820
AerCap Ireland Capital, 4.625%, 10/30/20	1,630	1,659
Air Lease, 2.25%, 1/15/23	5,935	5,975
Air Lease, 2.50%, 3/1/21	2,110	2,121
Air Lease, 3.50%, 1/15/22	4,755	4,889
Avolon Holdings Funding, 2.875%, 2/15/25 (1)	7,180	7,176
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	11,115	11,382
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	2,230	2,321
GATX, 2.60%, 3/30/20	12,032	12,037
GATX, 3.90%, 3/30/23	3,960	4,188
GE Capital International Funding, 2.342%, 11/15/20	32,270	32,359
Park Aerospace Holdings, 4.50%, 3/15/23 (1)	3,075	3,236
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	6,200	6,597
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1)	540	548
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	2,800	2,977

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	1,631	1,757
		117,659
Insurance 1.5%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.428%, 9/20/21 (1)	10,770	10,772
AIG Global Funding, 3.35%, 6/25/21 (1)	5,320	5,455
American International Group, 4.875%, 6/1/22	5,637	6,004
American International Group, 6.40%, 12/15/20	5,200	5,401
Anthem, 2.50%, 11/21/20	4,545	4,582
Aon, 2.20%, 11/15/22	3,010	3,077
Aon, 2.80%, 3/15/21	13,495	13,651
Aon, 5.00%, 9/30/20	1,075	1,098
Humana, 2.90%, 12/15/22	1,360	1,411
Humana, 3.15%, 12/1/22	2,548	2,646
Humana, 3.85%, 10/1/24	495	535
Lincoln National, 4.00%, 9/1/23	2,025	2,204
Marsh & McLennan, 3.50%, 12/29/20	6,340	6,454
Marsh & McLennan, 3.875%, 3/15/24	5,950	6,497
New York Life Global Funding, FRN, 3M USD LIBOR + 0.32%,
2.057%, 8/6/21 (1)	10,540	10,619
Reinsurance Group of America, 5.00%, 6/1/21	910	950
Trinity Acquisition, 3.50%, 9/15/21	5,535	5,669
		87,025
Real Estate Investment Trusts 0.5%
American Campus Communities Operating Partnership, 3.75%,
4/15/23	6,705	7,118
Brixmor Operating Partnership, 3.875%, 8/15/22	1,410	1,483
Essex Portfolio, 3.625%, 8/15/22	385	402
Highwoods Realty, 3.625%, 1/15/23	12,275	12,873
Ventas Realty, 3.10%, 1/15/23	1,455	1,508
WEA Finance, 3.25%, 10/5/20 (1)	2,515	2,538
		25,922
Total Financial Institutions		912,683
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 28.4%
Basic Industry 1.1%
Anglo American Capital, 3.75%, 4/10/22 (1)	3,003	3,101
Anglo American Capital, 4.125%, 9/27/22 (1)	3,646	3,810
ArcelorMittal, 6.25%, 2/25/22	9,315	10,181
DuPont de Nemours, 3.766%, 11/15/20	9,240	9,389
International Flavors & Fragrances, 3.40%, 9/25/20	3,525	3,555
LyondellBasell Industries, 6.00%, 11/15/21	11,669	12,416
POSCO, 2.375%, 11/12/22 (1)	8,335	8,434
POSCO, 2.375%, 1/17/23 (1)	5,205	5,291
Southern Copper, 5.375%, 4/16/20	5,768	5,778
		61,955
Capital Goods 2.7%
Boral Finance, 3.00%, 11/1/22 (1)	1,070	1,096
Carrier Global, 2.242%, 2/15/25 (1)	13,725	13,963
Caterpillar Financial Services, 2.95%, 2/26/22	8,635	8,923
Caterpillar Financial Services, FRN, 3M USD LIBOR + 0.28%,
2.165%, 9/7/21	5,130	5,136
CNH Industrial Capital, 3.875%, 10/15/21	10,774	11,180
CNH Industrial Capital, 4.375%, 11/6/20	16,171	16,467
General Dynamics, FRN, 3M USD LIBOR + 0.38%, 2.111%,
5/11/21	4,640	4,657
General Electric, 2.70%, 10/9/22	7,970	8,145
General Electric, 3.15%, 9/7/22	4,010	4,134
General Electric, 3.45%, 5/15/24	3,805	4,043
General Electric, 4.65%, 10/17/21	4,590	4,789
General Electric, 5.30%, 2/11/21	925	952
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%,
2.333%, 5/22/20	2,645	2,648
Northrop Grumman, 2.55%, 10/15/22	5,765	5,928
Otis Worldwide, 2.056%, 4/5/25 (1)	7,965	8,093
Republic Services, 2.50%, 8/15/24	6,285	6,476
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Roper Technologies, 2.35%, 9/15/24	2,640	2,715
Roper Technologies, 3.00%, 12/15/20	4,195	4,234
Roper Technologies, 3.125%, 11/15/22	11,005	11,431
Roper Technologies, 3.65%, 9/15/23	2,210	2,360
United Technologies, FRN, 3M USD LIBOR + 0.65%, 2.342%,
8/16/21	6,425	6,425
Vulcan Materials, FRN, 3M USD LIBOR + 0.60%, 2.494%,
6/15/20	6,350	6,354
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 2.557%,
3/1/21	12,040	12,088
		152,237
Communications 2.6%
America Movil, 5.00%, 3/30/20	3,721	3,730
Charter Communications Operating, 3.579%, 7/23/20	11,275	11,344
Charter Communications Operating, 4.464%, 7/23/22	26,490	28,122
Charter Communications Operating, 4.908%, 7/23/25	8,595	9,628
Comcast, 3.70%, 4/15/24	7,705	8,341
Crown Castle International, 2.25%, 9/1/21	11,630	11,728
Crown Castle International, 3.40%, 2/15/21	8,425	8,537
Crown Castle Towers, 3.72%, 7/15/23 (1)	1,785	1,881
Fox, 3.666%, 1/25/22 (1)	2,125	2,209
Fox, 4.03%, 1/25/24 (1)	2,485	2,692
Interpublic Group, 3.50%, 10/1/20	2,505	2,530
Omnicom Group, 4.45%, 8/15/20	5,229	5,299
RELX Capital, 3.50%, 3/16/23	4,470	4,712
SBA Tower Trust, 2.836%, 1/15/25 (1)	7,240	7,590
SBA Tower Trust, 3.168%, 4/11/22 (1)	9,360	9,591
SBA Tower Trust, 3.448%, 3/15/23 (1)	6,515	6,872
SBA Tower Trust, 3.869%, 10/8/24 (1)	2,540	2,729
Telefonica Emisiones, 5.134%, 4/27/20	6,840	6,874
Verizon Communications, 5.15%, 9/15/23	5,735	6,444
Vodafone Group, 3.75%, 1/16/24	5,530	5,934

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
WPP Finance, 3.625%, 9/7/22	2,255	2,358
		149,145
Consumer Cyclical 5.3%
BMW U. S. Capital, FRN, 3M USD LIBOR + 0.50%, 2.207%,
8/13/21 (1)	7,305	7,326
BMW U. S. Capital, FRN, 3M USD LIBOR + 0.41%, 2.258%,
4/12/21 (1)	9,105	9,116
Daimler Finance North America, 2.25%, 3/2/20 (1)	7,500	7,500
Daimler Finance North America, 2.30%, 2/12/21 (1)	2,870	2,880
Daimler Finance North America, 2.70%, 8/3/20 (1)	5,000	5,028
Daimler Finance North America, 3.75%, 11/5/21 (1)	8,125	8,385
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 2.536%, 4/17/20	3,444	3,445
DR Horton, 2.55%, 12/1/20	3,925	3,956
eBay, 2.15%, 6/5/20	6,525	6,521
Expedia Group, 5.95%, 8/15/20	2,800	2,846
Ford Motor Credit, 2.459%, 3/27/20	4,325	4,326
Ford Motor Credit, 3.087%, 1/9/23	8,750	8,746
Ford Motor Credit, 3.35%, 11/1/22	8,210	8,277
Ford Motor Credit, 3.47%, 4/5/21	3,230	3,257
Ford Motor Credit, 3.813%, 10/12/21	3,610	3,685
Ford Motor Credit, 5.875%, 8/2/21	2,060	2,151
Ford Motor Credit, FRN, 3M USD LIBOR + 0.93%, 2.865%,
9/24/20	15,610	15,626
General Motors, 4.875%, 10/2/23	5,380	5,826
General Motors Financial, 2.90%, 2/26/25	13,795	13,848
General Motors Financial, 3.20%, 7/13/20	13,567	13,617
General Motors Financial, FRN, 3M USD LIBOR + 0.85%,
2.728%, 4/9/21	6,085	6,108
Harley-Davidson Financial Services, 2.55%, 6/9/22 (1)	2,715	2,756
Harley-Davidson Financial Services, 4.05%, 2/4/22 (1)	9,385	9,811
Harley-Davidson Financial Services, FRN, 3M USD LIBOR +
0.50%, 2.196%, 5/21/20 (1)	6,720	6,729
Harley-Davidson Financial Services, FRN, 3M USD LIBOR +
0.94%, 2.847%, 3/2/21 (1)	8,295	8,355
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hyundai Capital America, 2.375%, 2/10/23 (1)	14,200	14,318
Hyundai Capital America, 2.45%, 6/15/21 (1)	5,395	5,440
Hyundai Capital America, 2.85%, 11/1/22 (1)	3,740	3,822
Hyundai Capital America, 3.00%, 6/20/22 (1)	7,780	7,963
Hyundai Capital America, 3.95%, 2/1/22 (1)	3,995	4,150
JD. com, 3.125%, 4/29/21	17,700	17,937
McDonald's, 3.35%, 4/1/23	5,285	5,566
Nissan Motor Acceptance, 2.15%, 7/13/20 (1)	2,490	2,494
Nissan Motor Acceptance, 2.15%, 9/28/20 (1)	13,270	13,286
Nissan Motor Acceptance, 3.65%, 9/21/21 (1)	2,395	2,458
O'Reilly Automotive, 3.80%, 9/1/22	3,280	3,446
PACCAR Financial, 3.10%, 5/10/21	10,660	10,911
QVC, 4.375%, 3/15/23	4,810	5,002
QVC, 5.125%, 7/2/22	9,735	10,173
Royal Caribbean Cruises, 2.65%, 11/28/20	1,980	1,984
Starbucks, 2.70%, 6/15/22	3,505	3,597
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1)	2,030	2,060
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)	4,755	4,848
Volkswagen Group of America Finance, 3.875%, 11/13/20 (1)	8,190	8,321
Walgreen, 3.10%, 9/15/22	3,235	3,341
		301,238
Consumer Non-Cyclical 8.5%
AbbVie, 2.30%, 5/14/21	8,275	8,347
AbbVie, 2.60%, 11/21/24 (1)	20,100	20,756
AbbVie, 2.90%, 11/6/22	12,900	13,349
AbbVie, 3.20%, 11/6/22	1,385	1,444
Allergan Finance, 3.25%, 10/1/22	1,335	1,389
Allergan Funding, 3.45%, 3/15/22	4,399	4,557
Altria Group, 3.49%, 2/14/22	4,210	4,359
Altria Group, 3.80%, 2/14/24	10,770	11,528
AmerisourceBergen, 3.50%, 11/15/21	5,125	5,285
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
BAT Capital, 2.764%, 8/15/22	25,800	26,424
Baxalta, 3.60%, 6/23/22	2,150	2,236
Bayer U. S. Finance II, 3.50%, 6/25/21 (1)	5,520	5,648
Bayer U. S. Finance II, FRN, 3M USD LIBOR + 0.63%, 2.577%,
6/25/21 (1)	10,390	10,409
Becton Dickinson & Company, 2.404%, 6/5/20	9,600	9,619
Becton Dickinson & Company, 2.894%, 6/6/22	9,800	10,076
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
2.836%, 12/29/20	3,315	3,315
Biogen, 2.90%, 9/15/20	5,535	5,582
Bristol-Myers Squibb, 2.60%, 5/16/22 (1)	3,380	3,466
Bristol-Myers Squibb, 2.75%, 2/15/23 (1)	5,120	5,310
Bristol-Myers Squibb, 2.875%, 8/15/20 (1)	16,621	16,733
Bristol-Myers Squibb, 2.875%, 2/19/21 (1)	9,440	9,562
Bristol-Myers Squibb, 2.90%, 7/26/24 (1)	7,060	7,438
Bristol-Myers Squibb, 3.25%, 2/20/23 (1)	1,570	1,639
Bristol-Myers Squibb, 3.55%, 8/15/22 (1)	4,988	5,262
Bristol-Myers Squibb, 3.625%, 5/15/24 (1)	1,375	1,490
Bunge Finance, 3.00%, 9/25/22	21,037	21,731
Bunge Finance, 3.50%, 11/24/20	20,680	20,905
Bunge Finance, 4.35%, 3/15/24	940	1,014
Campbell Soup, FRN, 3M USD LIBOR + 0.50%, 2.394%,
3/16/20	7,800	7,801
Cardinal Health, 2.616%, 6/15/22	1,650	1,690
Cardinal Health, 3.079%, 6/15/24	5,115	5,316
Cardinal Health, 3.20%, 3/15/23	5,250	5,523
Cardinal Health, 3.50%, 11/15/24	6,185	6,650
Cigna, 3.00%, 7/15/23 (1)	5,195	5,395
Cigna, 3.40%, 9/17/21	3,090	3,182
Cigna, 3.75%, 7/15/23	8,155	8,706
Cigna, 3.90%, 2/15/22 (1)	4,130	4,308
Cigna, 4.125%, 9/15/20 (1)	6,607	6,714

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cigna, FRN, 3M USD LIBOR + 0.65%, 2.55%, 9/17/21	5,600	5,598
CK Hutchison International 17 II, 2.75%, 3/29/23	10,400	10,727
Conagra Brands, FRN, 3M USD LIBOR + 0.75%, 2.552%,
10/22/20	2,027	2,026
CVS Health, 2.625%, 8/15/24	2,460	2,539
CVS Health, 3.35%, 3/9/21	5,494	5,601
CVS Health, 3.70%, 3/9/23	13,851	14,624
CVS Health, FRN, 3M USD LIBOR + 0.63%, 2.515%, 3/9/20	481	481
CVS Health, FRN, 3M USD LIBOR + 0.72%, 2.605%, 3/9/21	5,330	5,350
EMD Finance, 2.95%, 3/19/22 (1)	3,170	3,269
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
2.664%, 11/30/20	10,405	10,407
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.383%, 4/16/21	7,865	7,895
Hasbro, 2.60%, 11/19/22	6,475	6,627
Hasbro, 3.00%, 11/19/24	8,695	9,023
Imperial Brands Finance, 2.95%, 7/21/20 (1)	16,517	16,585
Imperial Brands Finance, 3.75%, 7/21/22 (1)	9,055	9,424
Keurig Dr Pepper, 3.551%, 5/25/21	7,905	8,096
Kraft Heinz Foods, 3.50%, 6/6/22	7,541	7,692
McKesson, 3.65%, 11/30/20	11,510	11,712
Molson Coors Brewing, 2.25%, 3/15/20	5,090	5,090
Pernod Ricard, 4.45%, 1/15/22 (1)	8,946	9,431
Perrigo Finance, 3.50%, 12/15/21	3,813	3,901
Perrigo Finance, 3.90%, 12/15/24	11,867	12,514
Perrigo Finance Unlimited, 3.50%, 3/15/21	1,163	1,174
Reynolds American, 3.25%, 6/12/20	2,201	2,211
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	915	949
Takeda Pharmaceutical, 4.00%, 11/26/21	12,285	12,797
Tyson Foods, 2.25%, 8/23/21	4,705	4,756
		484,657
Energy 4.6%
Aker BP, 3.00%, 1/15/25 (1)	7,265	7,274
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cenovus Energy, 3.00%, 8/15/22	9,143	9,340
Columbia Pipeline Group, 3.30%, 6/1/20	9,286	9,310
Diamondback Energy, 2.875%, 12/1/24	19,955	20,036
Energy Transfer Operating, 2.90%, 5/15/25	1,860	1,894
Energy Transfer Operating, 4.25%, 3/15/23	5,150	5,450
Energy Transfer Operating, 5.875%, 1/15/24	17,363	19,444
Eni, Series X-R, 4.00%, 9/12/23 (1)	3,320	3,552
Enterprise Products Operating, 2.80%, 2/15/21	7,590	7,668
Enterprise Products Operating, 3.50%, 2/1/22	9,820	10,200
EQT, 3.00%, 10/1/22	16,719	14,002
EQT, 4.875%, 11/15/21	9,040	8,882
Marathon Oil, 2.80%, 11/1/22	14,075	14,283
MPLX, FRN, 3M USD LIBOR + 0.90%, 2.785%, 9/9/21	2,000	2,003
MPLX, FRN, 3M USD LIBOR + 1.10%, 2.985%, 9/9/22	6,195	6,218
Occidental Petroleum, 2.60%, 8/13/21	7,150	7,196
Occidental Petroleum, 2.70%, 8/15/22	13,635	13,829
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 2.247%, 2/26/21	5,230	5,232
Plains All American Pipeline, 5.00%, 2/1/21	3,554	3,619
Sabine Pass Liquefaction, 5.625%, 2/1/21	20,505	20,977
Sabine Pass Liquefaction, 6.25%, 3/15/22	11,680	12,527
Schlumberger Holdings, 3.75%, 5/1/24 (1)	5,095	5,440
Western Midstream Operating, 4.00%, 7/1/22	13,190	13,563
Williams, 3.35%, 8/15/22	1,605	1,651
Williams, 3.70%, 1/15/23	16,130	16,852
Williams, 5.25%, 3/15/20	21,613	21,613
		262,055
Technology 2.5%
Amphenol, 2.05%, 3/1/25	6,720	6,810
Apple, 2.40%, 5/3/23	5,325	5,487
Avnet, 3.75%, 12/1/21	6,614	6,808
Baidu, 2.875%, 7/6/22	6,676	6,834
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Baidu, 3.50%, 11/28/22	5,706	5,953
Broadcom, 3.00%, 1/15/22	13,070	13,325
Equifax, 2.30%, 6/1/21	7,825	7,895
Equifax, 3.60%, 8/15/21	4,780	4,912
Equifax, FRN, 3M USD LIBOR + 0.87%, 2.562%, 8/15/21	5,125	5,152
Fiserv, 2.75%, 7/1/24	13,355	13,863
Global Payments, 2.65%, 2/15/25	5,665	5,864
International Business Machines, 2.50%, 1/27/22	3,715	3,799
International Business Machines, 2.85%, 5/13/22	6,190	6,380
International Business Machines, 2.875%, 11/9/22	1,020	1,057
Jabil, 5.625%, 12/15/20	4,068	4,182
Microchip Technology, 3.922%, 6/1/21	15,880	16,295
NXP, 3.875%, 9/1/22 (1)	5,050	5,300
NXP, 4.125%, 6/1/21 (1)	4,980	5,129
NXP, 4.625%, 6/15/22 (1)	2,120	2,253
NXP, 4.625%, 6/1/23 (1)	8,535	9,228
Panasonic, 2.536%, 7/19/22 (1)	5,560	5,683
		142,209
Transportation 1.1%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	5,629	5,844
Delta Air Lines, 2.60%, 12/4/20	2,200	2,217
Delta Air Lines, 2.875%, 3/13/20	16,945	16,952
ERAC USA Finance, 5.25%, 10/1/20 (1)	1,000	1,023
HPHT Finance, 2.875%, 3/17/20 (1)	5,000	5,000
Penske Truck Leasing, 3.20%, 7/15/20 (1)	11,323	11,372
Penske Truck Leasing, 3.30%, 4/1/21 (1)	1,580	1,608
Penske Truck Leasing, 3.65%, 7/29/21 (1)	3,145	3,232
Union Pacific, 3.20%, 6/8/21	10,145	10,339
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28	2,985	3,106
		60,693
Total Industrial		1,614,189

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
UTILITIES 2.5%
Electric 2.3%
American Electric Power, 3.65%, 12/1/21	1,500	1,556
CenterPoint Energy, 3.60%, 11/1/21	3,885	4,001
Dominion Energy, 2.579%, 7/1/20	6,115	6,126
Duke Energy, 3.55%, 9/15/21	2,750	2,831
Edison International, 2.125%, 4/15/20	9,311	9,314
Edison International, 3.125%, 11/15/22	4,775	4,924
Enel Finance International, 2.875%, 5/25/22 (1)	12,367	12,660
Enel Finance International, 4.25%, 9/14/23 (1)	7,095	7,647
FirstEnergy, 2.85%, 7/15/22	6,995	7,202
Mississippi Power, FRN, 3M USD LIBOR + 0.65%, 2.597%,
3/27/20	3,534	3,530
NextEra Energy Capital Holdings, FRN, 3M USD LIBOR +
0.55%, 2.163%, 8/28/21	10,945	10,946
NRG Energy, 3.75%, 6/15/24 (1)	4,470	4,673
PNM Resources, 3.25%, 3/9/21	7,620	7,756
San Diego Gas & Electric, 1.914%, 2/1/22	1,627	1,630
Sinosing Services Pte, 2.25%, 2/20/25	16,700	16,989
Southern, 2.35%, 7/1/21	2,695	2,720
Vistra Operations, 3.55%, 7/15/24 (1)	22,120	22,784
		127,289
Natural Gas 0.2%
CenterPoint Energy Resources, 4.50%, 1/15/21	460	468
Sempra Energy, 2.875%, 10/1/22	4,570	4,700
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 2.331%,
1/15/21	7,910	7,908
		13,076
Total Utilities		140,365
Total Corporate Bonds (Cost $2,627,271)		2,667,237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 14.0%

Car Loan 5.7%

Ally Auto Receivables Trust
Series 2017-2, Class C
2.46%, 9/15/22	1,225	1,232

Ally Auto Receivables Trust
Series 2017-2, Class D
2.93%, 11/15/23	1,700	1,713

AmeriCredit Automobile Receivables Trust
Series 2016-3, Class D
2.71%, 9/8/22	10,015	10,118

AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C
2.71%, 8/18/22	4,115	4,158

AmeriCredit Automobile Receivables Trust
Series 2017-1, Class D
3.13%, 1/18/23	15,265	15,618

AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23	4,910	5,033

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class B
2.24%, 6/19/23	3,185	3,201

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	3,385	3,432

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D
3.18%, 7/18/23	11,521	11,840

ARI Fleet Lease Trust
Series 2017-A, Class A2
1.91%, 4/15/26 (1)	250	250

ARI Fleet Lease Trust
Series 2018-A, Class A2
2.55%, 10/15/26 (1)	2,555	2,563

Avis Budget Rental Car Funding AESOP
Series 2015-1A, Class A
2.50%, 7/20/21 (1)	4,183	4,192

Avis Budget Rental Car Funding AESOP
Series 2015-2A, Class A
2.63%, 12/20/21 (1)	10,093	10,162

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1)	4,535	4,678

Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1)	3,155	3,473

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1)	1,960	2,019

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1)	7,360	7,869

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1)	4,265	4,524

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1)	3,950	4,050

Capital Auto Receivables Asset Trust
Series 2017-1, Class B
2.43%, 5/20/22 (1)	1,235	1,246

Capital Auto Receivables Asset Trust
Series 2017-1, Class C
2.70%, 9/20/22 (1)	1,865	1,893

Capital Auto Receivables Asset Trust
Series 2018-1, Class C
3.36%, 11/21/22 (1)	15,835	16,133

Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	15,125	15,451

Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1)	3,020	3,067

Capital Auto Receivables Asset Trust
Series 2018-2, Class C
3.69%, 12/20/23 (1)	3,810	3,887

CarMax Auto Owner Trust
Series 2017-4, Class C
2.70%, 10/16/23	1,685	1,721

CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25	2,965	3,036

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26	6,095	6,189

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (1)	125	125

Enterprise Fleet Financing
Series 2017-3, Class A2
2.13%, 5/22/23 (1)	3,487	3,492

Enterprise Fleet Financing
Series 2018-1, Class A2
2.87%, 10/20/23 (1)	4,410	4,441

Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1)	5,036	5,094

Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1)	4,233	4,307

Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1)	3,135	3,170

Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23	4,395	4,449

Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1)	5,000	5,399

GM Financial Automobile Leasing Trust
Series 2017-3, Class C
2.73%, 9/20/21	2,390	2,394

GM Financial Automobile Leasing Trust
Series 2018-1, Class C
3.11%, 12/20/21	3,075	3,098

GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	7,625	7,681

GM Financial Automobile Leasing Trust
Series 2018-2, Class C
3.50%, 4/20/22	3,970	4,025

GM Financial Automobile Leasing Trust
Series 2019-1, Class C
3.56%, 12/20/22	7,185	7,382

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

GM Financial Automobile Leasing Trust
Series 2020-1, Class D
2.28%, 6/20/24	2,990	3,015

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (1)	1,895	1,920

GMF Floorplan Owner Revolving Trust
Series 2018-1, Class D
3.50%, 3/15/22 (1)	2,125	2,126

GMF Floorplan Owner Revolving Trust
Series 2018-2, Class C
3.44%, 3/15/23 (1)	8,315	8,461

GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1)	5,910	6,044

Hyundai Auto Receivables Trust
Series 2017-A, Class B
2.38%, 4/17/23	2,830	2,858

Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25	5,280	5,495

Nissan Master Owner Trust Receivables
Series 2019-B, Class A, FRN
1M USD LIBOR + 0.43%, 2.088%, 11/15/23	12,890	12,918

Santander Drive Auto Receivables Trust
Series 2015-4, Class D
3.53%, 8/16/21	1,944	1,946

Santander Drive Auto Receivables Trust
Series 2015-5, Class D
3.65%, 12/15/21	2,887	2,890

Santander Drive Auto Receivables Trust
Series 2016-1, Class D
4.02%, 4/15/22	4,416	4,441

Santander Drive Auto Receivables Trust
Series 2016-3, Class C
2.46%, 3/15/22	3,290	3,295

Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	342	343

Santander Drive Auto Receivables Trust
Series 2018-1, Class C
2.96%, 3/15/24	1,975	1,991

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Drive Auto Receivables Trust
Series 2018-2, Class B
3.03%, 9/15/22	1,886	1,891

Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23	2,490	2,522

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	5,228	5,248

Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	3,090	3,122

Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23	8,005	8,059

Santander Retail Auto Lease Trust
Series 2017-A, Class C
2.96%, 11/21/22 (1)	2,540	2,553

Santander Retail Auto Lease Trust
Series 2018-A, Class C
3.49%, 5/20/22 (1)	7,295	7,408

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	6,050	6,172

Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1)	4,715	4,821

Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1)	5,280	5,354

USAA Auto Owner Trust
Series 2017-1, Class B
2.20%, 10/15/24	3,150	3,159

World Omni Automobile Lease Securitization Trust
Series 2018-A, Class B
3.06%, 5/15/23	2,135	2,154

World Omni Automobile Lease Securitization Trust
Series 2019-C, Class C
2.40%, 6/15/26	5,370	5,524

		323,535

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Credit Card 0.8%

Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25	13,765	14,110

Synchrony Credit Card Master Note Trust
Series 2015-1, Class B
2.64%, 3/15/23	5,075	5,076

Synchrony Credit Card Master Note Trust
Series 2015-4, Class B
2.62%, 9/15/23	3,660	3,674

Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24	8,842	8,851

Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24	12,481	12,627

		44,338
Other Asset-Backed Securities 4.9%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 2.634%, 7/25/27 (1)	3,091	3,090

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	5,010	5,163

Ascentium Equipment Receivables Trust
Series 2017-1A, Class A3
2.29%, 6/10/21 (1)	992	995

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/20/28 (1)	12,115	12,111

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 2.749%, 7/18/27 (1)	13,490	13,487

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	2,690	2,801

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 2.795%, 7/28/28 (1)	13,980	13,973

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 2.654%, 10/25/27 (1)	7,495	7,495

CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25	3,105	3,222

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 2.869%, 10/20/28 (1)	13,540	13,554

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	676	680

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	1,581	1,620

Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	6,518	6,630

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/28 (1)	7,835	7,838

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	2,009	2,017

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.502%, 10/22/25 (1)	6,000	6,002

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	7,611	7,757

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	1,025	1,025

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	1,753	1,784

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	602	612

KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 2.643%, 1/16/28 (1)	12,130	12,087

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Madison Park Funding XVIII
Series 2015-18A, Class A1R, CLO, FRN
3M USD LIBOR + 1.19%, 3.009%, 10/21/30 (1)	10,775	10,774

Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/18/28 (1)	15,995	15,993

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (1)	297	297

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	1,264	1,270

MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	874	891

MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1)	312	318

MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1)	783	797

Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 2.631%, 7/15/27 (1)	9,208	9,186

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 1/15/28 (1)	7,275	7,275

OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 2.939%, 7/20/29 (1)	21,700	21,656

OCP
Series 2015-10A, Class A1R, CLO, FRN
3M USD LIBOR + 0.82%, 2.614%, 10/26/27 (1)	9,058	9,045

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 7/15/27 (1)	5,090	5,079

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (1)	8,565	8,568

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	10,245	10,589

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (1)	1,256	1,257

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	1,406	1,412

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (1)	1,119	1,128

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	738	743

Sierra Timeshare Receivables Funding
Series 2016-3A, Class A
2.43%, 10/20/33 (1)	2,409	2,421

Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	634	646

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1)	2,734	2,791

Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1)	9,219	9,355

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 2.711%, 4/15/28 (1)	10,095	10,085

Verizon Owner Trust
Series 2017-1A, Class C
2.65%, 9/20/21 (1)	2,670	2,678

Verizon Owner Trust
Series 2017-3A, Class C
2.53%, 4/20/22 (1)	7,520	7,561

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1)	10,190	10,403

Volvo Financial Equipment
Series 2018-1A, Class B
2.91%, 1/17/23 (1)	3,360	3,429

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 2.158%, 11/15/22 (1)	1,890	1,894

		281,484
Student Loan 2.6%

Navient Private Education Refi Loan Trust
Series 2018-A, Class A1
2.53%, 2/18/42 (1)	1,206	1,209

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1)	6,790	6,840

Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1)	6,958	7,024

Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1)	11,675	12,077

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	20,610	21,105

Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1)	6,155	6,353

Navient Student Loan Trust
Series 2019-2A, Class A1, FRN
1M USD LIBOR + 0.27%, 1.897%, 2/27/68 (1)	4,313	4,313

Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 2.108%, 3/22/32	5,782	5,580

Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 2.48%, 3/26/68 (1)	2,930	2,924

SLM Student Loan Trust
Series 2007-7, Class A4, FRN
3M USD LIBOR + 0.33%, 2.124%, 1/25/22	7,944	7,744

SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 2.444%, 1/25/22	13,269	13,056

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.494%, 7/25/23	2,001	2,016

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.294%, 4/25/23	1,461	1,466

SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 2.027%, 3/25/25	7,526	7,259

SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 3.158%, 4/15/32 (1)	12,170	12,352

SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 2.658%, 6/15/27 (1)	2,038	2,043

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1)	6,878	6,988

SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M USD LIBOR + 1.10%, 2.759%, 9/15/34 (1)	10,432	10,467

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.379%, 1/15/37 (1)	16,135	16,096

		146,912
Total Asset-Backed Securities (Cost $788,778)		796,269

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 13.8%

Collateralized Mortgage Obligations 10.7%

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	6,273	6,372

Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1)	4,490	4,616

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	9,014	9,228

Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	7,807	8,035

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	2,748	2,804

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	711	715

COLT Mortgage Loan Trust
Series 2018-1, Class A3, CMO, ARM
3.084%, 2/25/48 (1)	256	257

COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	6,531	6,555

COLT Mortgage Loan Trust
Series 2018-2, Class A2, CMO, ARM
3.542%, 7/27/48 (1)	2,353	2,362

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	3,454	3,499

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	3,672	3,738

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1)	9,370	9,514

Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 2.927%, 7/25/29	95	95

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 9/25/29	6,400	6,405

Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 2.777%, 9/25/29	541	541

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 10/25/29	3,044	3,049

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 11/25/29	12,560	12,506

Connecticut Avenue Securities
Series 2017-C04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 11/25/29	868	868

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 1/25/30	6,982	7,011

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/30	11,425	11,415

Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	10,615	10,609

Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	13,115	13,112

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.307%, 10/25/30	2,661	2,661

Connecticut Avenue Securities
Series 2018-C05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.72%, 2.347%, 1/25/31	2,198	2,198

Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 1/25/40 (1)	5,745	5,756

Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 6/25/39 (1)	1,863	1,863

Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 7/25/39 (1)	1,230	1,230

Connecticut Avenue Securities Trust
Series 2019-R06, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/39 (1)	4,886	4,888

Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1)	454	455

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	2,114	2,115

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	178	178

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	167	167

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	1,922	1,920

Deephaven Residential Mortgage Trust
Series 2018-3A, Class A3, CMO, ARM
3.963%, 8/25/58 (1)	445	448

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	6,352	6,411

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1)	4,160	4,206

Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (1)	3,170	3,250

Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1)	3,983	4,015

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	4,589	4,624

Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 2.508%, 3/25/50 (1)	5,680	5,679

Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.816%, 5/25/47 (1)	1,046	1,052

FWD Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.24%, 1/25/50 (1)	13,082	13,119

Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1)	3,665	3,730

Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1)	3,103	3,165

Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1)	7,916	8,012

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1)	5,580	5,580

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
3.092%, 1/25/60 (1)	4,592	4,592

GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.462%, 7/25/44 (1)	748	748

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	4,921	4,982

Homeward Opportunities Fund I Trust
Series 2018-1, Class A2, CMO, ARM
3.897%, 6/25/48 (1)	3,921	3,971

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	8,242	8,334

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1)	5,172	5,229

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	5,152	5,201

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1)	2,874	2,901

JPMorgan Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 2.457%, 8/25/50 (1)	3,420	3,420

JPMorgan Mortgage Trust
Series 2020-1INV, Class A15, CMO, ARM
3.50%, 8/25/50 (1)	5,625	5,759

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	13,764	14,117

MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	3,458	3,555

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	963	970

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	8,485	8,638

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1)	8,196	8,249

New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A3, CMO, ARM
3.086%, 7/25/49 (1)	3,234	3,255

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	5,335	5,397

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1)	5,496	5,532

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1)	4,316	4,343

OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 6/25/59 (1)	2,108	2,111

OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 10/25/59 (1)	9,662	9,685

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1)	8,695	8,895

OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 2.62%, 2/25/60 (1)	2,397	2,397

OBX Trust
Series 2020-INV, Class A5, CMO, ARM
3.50%, 12/25/49 (1)	3,932	4,049

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	5,067	5,102

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1)	3,613	3,733

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	9,458	9,794

Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1)	2,182	2,261

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1)	2,082	2,136

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	3,210	3,285

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	6,612	6,689

Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1)	4,469	4,522

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	3,855	3,921

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	1,295	1,298

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1)	2,774	2,781

Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1)	3,580	3,607

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 1/25/50 (1)	3,790	3,789

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 7/25/29	1,116	1,118

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 10/25/29	5,746	5,763

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 3/25/30	3,273	3,269

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 8/25/29	532	532

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/29	490	490

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.977%, 9/25/47 (1)	332	333

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/30 (1)	8,054	8,057

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1AS, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 12/25/30 (1)	7,535	7,539

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (1)	2,734	2,734

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 9/25/48 (1)	5,505	5,505

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 9/25/30	752	752

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 10/25/48 (1)	5,328	5,329

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 2.877%, 2/25/47 (1)	5,780	5,785

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.731%, 2/25/48 (1)	5,785	5,852

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.812%, 5/25/48 (1)	1,903	1,913

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.15%, 8/25/48 (1)	1,128	1,134

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 11/25/49 (1)	3,429	3,429

Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (1)	2,855	2,858

Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 1/25/50 (1)	5,045	5,045

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	2,653	2,669

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	2,762	2,777

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	1,478	1,493

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	2,187	2,217

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	1,470	1,499

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	1,102	1,108

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	5,185	5,293

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	3,110	3,160

Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	6,854	6,995

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	3,607	3,695

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	13,195	13,527

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	2,901	2,977

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	17,638	18,287

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	12,990	13,484

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2018-1, Class A1, CMO, ARM
2.929%, 2/25/48 (1)	1,014	1,014

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	6,029	6,090

Verus Securitization Trust
Series 2018-2, Class A2, CMO, ARM
3.779%, 6/1/58 (1)	1,605	1,622

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	1,007	1,017

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	5,982	6,071

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	2,181	2,195

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (1)	965	972

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	7,727	7,842

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	6,033	6,097

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	3,486	3,524

Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1)	1,795	1,836

Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	10,991	11,114

Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1)	5,170	5,207

Verus Securitization Trust
Series 2020-1, Class A1, CMO, ARM
2.417%, 1/25/60 (1)	12,775	12,900

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2020-1, Class A3, CMO, ARM
2.724%, 1/25/60 (1)	5,095	5,144

		608,539
Commercial Mortgage-Backed Securities 3.1%

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.589%, 12/15/36 (1)	13,085	13,064

BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 2.509%, 9/15/34 (1)	8,180	8,155

BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61	3,522	3,591

BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62	3,985	4,052

BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 2.779%, 12/15/36 (1)	5,730	5,735

BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, ARM
1M USD LIBOR + 1.25%, 2.909%, 12/15/36 (1)	5,520	5,536

CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 3.309%, 11/15/36 (1)	10,831	10,818

Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.73%, 8/10/47 (1)	2,995	3,084

Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48	14,350	14,427

Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.632%, 2/10/37 (1)	3,895	4,025

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 3.089%, 5/15/36 (1)	8,520	8,536

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 5/15/36 (1)	6,220	6,222

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1)	7,590	8,050

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 3.292%, 12/15/36 (1)	4,200	4,199

GS Mortgage Securities Trust
Series 2016-GS3, Class A1
1.429%, 10/10/49	492	491

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 1/15/33 (1)	1,865	1,863

InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 2.909%, 1/15/33 (1)	1,495	1,491

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 3.009%, 9/15/29 (1)	12,870	12,866

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 3.259%, 9/15/29 (1)	3,975	3,975

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47	3,065	3,351

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A1
1.706%, 5/15/48	972	971

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49	1,179	1,177

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A1
1.638%, 5/15/48	733	732

Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D
3.177%, 11/10/36 (1)	7,880	7,908

New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 2.947%, 4/15/32 (1)	13,305	13,289

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 2.809%, 3/15/36 (1)	5,871	5,872

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 1.85%, 3.509%, 6/15/31 (1)	6,724	6,732
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58	5,632	5,668
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class B
4.697%, 4/15/45	6,351	6,688
		172,568
Total Non-U.S. Government Mortgage-Backed Securities (Cost $775,035)		781,107

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.9%
U. S. Government Agency Obligations 4.1% (3)
Federal Home Loan Mortgage
3.50%, 3/1/46	5,500	5,932
5.00%, 10/1/22 - 7/1/25	1,803	1,907
5.50%, 3/1/21 - 10/1/38	352	370
6.00%, 7/1/21 - 1/1/38	835	955
7.00%, 3/1/39	1,299	1,542
7.50%, 6/1/38	1,330	1,570
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.733%, 3.733%, 2/1/37	62	65
12M USD LIBOR + 1.748%, 3.742%, 2/1/37	78	82
12M USD LIBOR + 1.591%, 3.841%, 9/1/35	45	47
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	52	55
1Y CMT + 2.219%, 3.969%, 10/1/33	1	1
12M USD LIBOR + 1.99%, 3.99%, 2/1/34	11	12
12M USD LIBOR + 1.979%, 4.048%, 11/1/36	37	39
1Y CMT + 2.347%, 4.097%, 11/1/34	180	190
12M USD LIBOR + 2.055%, 4.118%, 12/1/36	78	83
12M USD LIBOR + 1.625%, 4.315%, 7/1/38	293	309
12M USD LIBOR + 2.175%, 4.348%, 2/1/37	123	132
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
12M USD LIBOR + 1.625%, 4.449%, 6/1/38	34	36
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	130	137
12M USD LIBOR + 1.625%, 4.50%, 6/1/38	359	376
12M USD LIBOR + 1.733%, 4.514%, 10/1/36	299	315
12M USD LIBOR + 1.625%, 4.553%, 4/1/37	12	12
12M USD LIBOR + 1.724%, 4.613%, 5/1/38	116	122
12M USD LIBOR + 1.775%, 4.65%, 5/1/37	112	118
12M USD LIBOR + 2.083%, 4.971%, 2/1/38	277	295
12M USD LIBOR + 1.961%, 5.086%, 2/1/33	2	2
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	1,212	1,242
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34	1,688	1,778
4.50%, 3/1/49 - 12/1/49	12,917	13,810
Federal National Mortgage Assn. , ARM
COF11 + 1.25%, 2.286%, 11/1/20	—	—
COF11 + 1.25%, 2.724%, 7/1/27	3	3
12M USD LIBOR + 1.34%, 3.34%, 12/1/35	27	28
6M USD LIBOR + 1.366%, 3.444%, 10/1/33	443	456
12M USD LIBOR + 1.715%, 3.59%, 10/1/32	19	20
1Y CMT + 2.00%, 3.625%, 1/1/35	3	3
12M USD LIBOR + 1.677%, 3.677%, 2/1/33	3	3
12M USD LIBOR + 1.569%, 3.692%, 12/1/35	78	81
12M USD LIBOR + 1.715%, 3.723%, 12/1/32	55	58
12M USD LIBOR + 1.77%, 3.77%, 12/1/35	13	14
12M USD LIBOR + 1.892%, 3.852%, 12/1/35	24	25
12M USD LIBOR + 1.78%, 3.905%, 1/1/34	15	15
12M USD LIBOR + 1.726%, 3.976%, 9/1/32	9	9
12M USD LIBOR + 1.685%, 4.229%, 7/1/34	10	10
12M USD LIBOR + 1.655%, 4.318%, 8/1/37	28	30
12M USD LIBOR + 1.626%, 4.27%, 7/1/35	70	73
1Y CMT + 2.125%, 4.50%, 7/1/33	2	2
12M USD LIBOR + 1.853%, 4.521%, 8/1/38	123	130
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
12M USD LIBOR + 1.853%, 4.518%, 8/1/38	35	37
12M USD LIBOR + 1.69%, 4.565%, 5/1/38	315	329
12M USD LIBOR + 1.83%, 4.683%, 8/1/38	10	10
12M USD LIBOR + 1.83%, 4.719%, 4/1/38	224	237
12M USD LIBOR + 1.788%, 4.743%, 5/1/38	156	164
12M USD LIBOR + 1.869%, 4.763%, 5/1/38	254	268
COF11 + 1.25%, 4.778%, 5/1/24	1	1
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	13,633	14,223
Federal National Mortgage Assn. , CMO, STEP, 5.61%, 1/25/32	4	5
Federal National Mortgage Assn. , UMBS
3.00%, 12/1/34 - 2/1/35	6,680	7,037
3.50%, 12/1/45 - 2/1/48	3,723	3,926
4.00%, 9/1/45 - 12/1/49	35,518	37,790
4.50%, 11/1/20 - 1/1/50	74,561	80,586
5.00%, 5/1/20 - 8/1/49	18,644	20,415
5.50%, 7/1/20 - 5/1/40	15,344	17,353
6.00%, 5/1/21 - 2/1/49	18,010	20,872
6.50%, 7/1/32 - 12/1/32	564	644
		236,391
U. S. Government Obligations 1.8%
Government National Mortgage Assn.
3.50%, 3/20/43 - 2/20/48	10,057	10,676
4.00%, 2/20/48 - 11/20/49	16,809	17,674
4.50%, 1/20/48	5,390	5,702
5.00%, 12/20/34 - 6/20/49	36,089	39,106
5.50%, 9/15/45 - 2/20/49	7,305	8,180
6.00%, 7/15/36	2,785	3,197
10.00%, 5/15/20	—	—
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 1.947%, 9/20/48	2,243	2,234
Government National Mortgage Assn. , TBA
4.00%, 3/20/50 (4)	530	552
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
4.50%, 3/20/50 (4)	12,180	12,813
		100,134
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $328,186)		336,525

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 15.5%
U. S. Treasury Obligations 15.5%
U. S. Treasury Notes, 1.375%, 1/31/22	28,245	28,497
U. S. Treasury Notes, 1.375%, 10/15/22	55,000	55,696
U. S. Treasury Notes, 1.50%, 9/15/22	96,495	97,988
U. S. Treasury Notes, 1.625%, 12/15/22	33,645	34,328
U. S. Treasury Notes, 1.75%, 6/15/22	60,580	61,763
U. S. Treasury Notes, 1.75%, 7/15/22	67,395	68,743
U. S. Treasury Notes, 2.125%, 5/15/22	72,125	74,041
U. S. Treasury Notes, 2.25%, 4/15/22	53,630	55,138
U. S. Treasury Notes, 2.375%, 3/15/22	76,235	78,498
U. S. Treasury Notes, 2.50%, 1/15/22 (5)	103,845	106,847
U. S. Treasury Notes, 2.50%, 2/15/22	69,345	71,458
U. S. Treasury Notes, 2.625%, 12/15/21	106,085	109,234
U. S. Treasury Notes, 2.875%, 10/15/21	37,535	38,685
Total U. S. Treasury Obligations		880,916
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$862,209)		880,916

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.7%
Owned No Guarantee 1.7%
Axiata, 3.466%, 11/19/20	5,710	5,774
Banco Del Estado De Chile, 2.704%, 1/9/25 (1)	4,585	4,642
CNAC HK Finbridge, 3.00%, 7/19/20	6,945	6,969
CNAC HK Finbridge, 4.125%, 3/14/21	6,005	6,137
Eastern Creation II Investment Holdings, 2.75%, 9/26/20	11,660	11,707
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	13,480	13,699
Shanghai Electric Group Global Investment, 2.65%, 11/21/24	16,700	17,191
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	18,240	18,259
Syngenta Finance, 3.698%, 4/24/20 (1)	7,690	7,701
Syngenta Finance, 3.933%, 4/23/21 (1)	4,410	4,500
		96,579
Total Foreign Government Obligations & Municipalities (Cost $95,540)		96,579

SHORT-TERM INVESTMENTS 2.2%
Commercial Paper 0.8%
4 (2) 0.8% (6)
Boeing, 2.34%, 11/4/20	11,450	11,294
Boeing, 2.19%, 11/16/20	11,120	10,962
Ford Motor Credit, 3.25%, 7/27/20	5,730	5,675
Ford Motor Credit, 2.934%, 8/4/20	5,562	5,506
Syngenta Wilmington, 2.37%, 6/25/20	13,925	13,829
		47,266

Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 1.59% (7)(8)	78,559	78,559
		78,559

Total Short-Term Investments (Cost $125,743)		125,825

Total Investments in Securities 100.1%
(Cost $5,602,762)		$5,684,458
Other Assets Less Liabilities (0.1)%		(2,954)
Net Assets 100.0%		$5,681,504

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,935,767 and represents 34.1% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $13,365 and represents 0.2% of net assets.
(5)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $47,266 and represents 0.8% of net assets.
(7)	Affiliated Companies
(8)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COF11	The 11th district monthly weighted average cost of funds index
FRN	Floating Rate Note
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0%)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.0%)

Credit Default Swaps, Protection Bought (0.0%)

Bank of America, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Quarterly, Receive Upon credit default,
12/20/24	4,857	(133)	(151)	18

Barclays Bank, Protection Bought (Relevant
Credit: Omnicom Group, 4.45%, 8/15/20), Pay
1.00% Monthly, Receive Upon credit default,
12/20/24	13,750	(403)	(436)	33

Citibank, Protection Bought (Relevant Credit:
General Mills, 3.15%, 12/15/21), Pay 1.00%
Quarterly, Receive Upon credit default, 12/20/24	6,938	(189)	(215)	26

Goldman Sachs, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Monthly, Receive Upon credit default,
12/20/24	6,940	(189)	(219)	30

Goldman Sachs, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Quarterly, Receive Upon credit default,
12/20/24	6,875	(187)	(213)	26

Total Bilateral Credit Default Swaps, Protection Bought			(1,234)	133

Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/21	28,000	329	322	7

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $101.96*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	15,105	101	84	17

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $146.95*), Receive
1.00% Quarterly, Pay Upon credit default,
12/20/24	1,830	(34)	(9)	(25)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$101.96*), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	12,395	82	68	14

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$146.95*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	1,510	(28)	(9)	(19)

Total Bilateral Credit Default Swaps, Protection Sold			456	(6)

Total Bilateral Swaps			(778)	127

*Market Price at February 29, 2020
**Includes interest purchased or sold but not yet collected of $35

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 1,540 U.S. Treasury Notes five year contracts	6/20	(189,035)	$(2,324)
Short, 538 U. S. Treasury Notes ten year contracts	6/20	(72,495)	(1,186)
Long, 8,208 U. S. Treasury Notes two year contracts	6/20	1,792,037	10,208
Net payments (receipts) of variation margin to date			(2,835)

Variation margin receivable (payable) on open futures contracts			$3,863

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$665	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$32,380	¤	¤$	78,559	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $665 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $78,559.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE SHORT-TERM BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE SHORT-TERM BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	5,558,633$	— $	5,558,633
Short-Term Investments		78,559	47,266	—	125,825
Total Securities		78,559	5,605,899	—	5,684,458
Futures Contracts		3,863	—	—	3,863
Swaps		—	512	—	512
Total		$82,422$	5,606,411$	— $	5,688,833
Liabilities
Swaps	$	— $	1,163$	— $	1,163

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U. S. Government Mortgage-Backed Securities,
U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.